REVENUES - Additional Information (Details) - Medtronic [Member] - USD ($)		1 Months Ended
	Jun. 03, 2020	Oct. 28, 2020
Statement Line Items [Line Items]
License Agreement revenue with Medtronic	$ 10,000,000
Amount received in development agreement		$ 10,000,000
Amount received for license	$ 31,000,000	$ 21,000,000